Interest-bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Loans and Borrowings Outstanding

Loans and borrowings outstanding

	2018 €m	2017 €m
Bank overdrafts	113	66

Bank loans	356	295

Finance leases	21	12

Bonds	8,825	7,602

Other	1	1
Interest-bearing loans and borrowings	9,316	7,976

Bank overdrafts reclassified as held for sale	-	5
Total	9,316	7,981

Summary of Maturity Profile for Loans, Borrowings and Undrawn Committed Facilities

Maturity profile of loans and borrowings and undrawn committed facilities

	As at 31 December 2018		As at 31 December 2017
	Loans and borrowings €m	Undrawn committed facilities €m	Loans and borrowings €m	Undrawn committed facilities €m
Within one year	618	-	316	-

Between one and two years	748	-	498	-

Between two and three years	948	15	746	-

Between three and four years	370	50	930	-

Between four and five years	776	3,500	359	3,554

After five years	5,856	18	5,127	-
Total	9,316	3,583	7,976	3,554

Bank overdrafts reclassified as held for sale	-	-	5	-
Total	9,316	3,583	7,981	3,554